Expense Example - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - Fidelity Series 5+ Year Inflation-Protected Bond Index Fund - Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Mar. 01, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none